RISK MANAGEMENT POLICIES	12 Months Ended
Dec. 31, 2020
Codere Online Business [Member]
Reserve Quantities [Line Items]
RISK MANAGEMENT POLICIES

16.	RISK MANAGEMENT POLICIES

●	Key Group Risk

The key risks to which the Group is exposed mainly to risks related to the gambling sector. The gambling industry is closely regulated (those regulations extend to the gambling business itself and the gambling formats and channels permitted; management of the risks associated with gambling; gambling advertising; data protection; anti-money laundering; and anti-fraud, among others). Gambling operators are required to fulfil a number of technical and compliance-related obligations in order to operate under licenses that need to be renewed at certain intervals and/or are subject to ongoing oversight. The failure to comply with any of these regulations or requirements or the inability to renew our gambling licenses could have an adverse impact on our business. In addition, new regulations in the future could imply additional restrictions on already-regulated activities that could reduce our ability to offer products and services to our customers.

The industry is also exposed to the formulation of new and interpretation of existing gambling tax regulations in every market. Any increase in the gambling tax burden or changes in tax calculation methodologies could affect the viability of our business. The gambling industry is often in the spotlight and the public perception of what we do can also have an adverse impact on our performance. Moreover, regulatory changes in the various markets could pave the way for the entry of new competitors or new gambling formats that could have an adverse impact on our business. Lastly, the Group is and will remain exposed to inspections and/ lawsuits related with the above-mentioned tax regulations and compliance rules.

Elsewhere, the markets in which the Group does business expose it to political, macroeconomic and monetary risks that affect its international operations. The market conditions and social-economic variables in each of our markets affect our customers’ purchasing power and, by extension, our business performance. The Group is also affected by political and monetary risks (including exposure to currency devaluations and changes in company law in our operating markets).

The Group is exposed to risks deriving from its growth and financing strategies. Indeed, its indebtedness could curtail management of the business, whereas conditions in the capital markets or the undertaking of unprofitable investments could affect the Group’s performance. Moreover, financial market circumstances and the Group’s financial situation could affect the ability to secure the guarantees or sureties needed to operate most of the gambling licenses it manages in its various business markets.

In addition, the Group is exposed to the risk that its customers’ tastes and preferences could change, as well as the risk that technology could lead to alternative leisure pursuits options. It also faces risks deriving from supplier or competitor concentration in certain formats or products and the ability or inability of the former to create safe gambling products that are attractive to customers and comply with prevailing legislation in one or more markets. Lastly, the impact of technology developments on how the business and product are managed (digitalization and interconnection) implies risks with respect to the integrity of our IT systems and platforms which the Group needs to manage proactively in order to avoid potential contingencies. The Group’s financial systems currently rely significantly on human intervention. The Group is making an effort to reduce the level of human intervention in the related processes.

The Group is exposed to various financial market risks as a result of its ordinary business activities. The main market risks affecting the Group are the following:

●	Liquidity risk: The Group is exposed to liquidity risk if a mismatch arises between its financing needs (including operating and financial expense and investments) and its sources of financings (including revenues, divestments and credit lines from financial institutions and financial instruments from related parties (including capital contributions)).

●	Exchange rate risk:The Group is exposed to exchange rate risk because its functional currency is the euros, and the value of financial assets denominated in a currency that is different from the Group’s functional currency is subject to variations resulting from fluctuations in exchange rates.

●	Credit risk: The Group is exposed to the possibility of a counterparty to an agreement not complying with its contractual obligations, thus negatively affecting results of operations of the Group.

Liquidity risk

The Group’s general financial policy consists in managing the liquidity to ensure that the funds required for future obligations are available through cash from operations and, at times, financings from related parties or third parties.

Exchange rate risk

Exchange rate risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating activities (when revenue or expense is denominated in a foreign currency).

The Group actively manages exchange rate risks through internal policies to control the exposure of balances to foreign currency in order to minimize the risks associated with exchange rate variations and optimizing the Group’s financial cost. In this way, it attempts to protect its solvency and financial results.

The following table includes the outstanding current asset and current liability balances in foreign currencies as of December 31, 2020, 2019 and January 1, 2019 in thousands of euros:

12/31/2020

	Current assets	Current liabilities
ILS	351	292
COP	1,187	743
MXN	5,047	2,925
Total	6,585	3,960

12/31/2019

	Current assets	Current liabilities
ILS	276	270
COP	21	612
GBP	7	235
MXN	1,690	1,585
Total	1,994	2,701

01/01/2019

	Current assets	Current liabilities
ILS	380	474
MXN	—	683
Total	380	1,157

The balances exposure to the exchange rate risk from Panama are not significant.

Sensitivity analysis

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 12/31/2020	Income statement	Equity	Income statement	Equity
COP/EUR	4,212.0	(44)	—	44	—
MXN/EUR	24.5	(212)	—	212	—
ILS/EUR	3.9	(6)	—	6	—

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 12/31/2019	Income statement	Equity	Income statement	Equity
COP/EUR	3,681.5	59	—	(59)	—
MXN/EUR	21.2	(11)	—	11	—
GBP/EUR	0.8	21	—	(21)	—
ILS/EUR	3.9	(1)	—	1	—

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 01/01/2019	Income statement	Equity	Income statement	Equity
MXN/EUR	22.5	68	—	(68)	—
ILS/EUR	4.3	9	—	(9)	—

Credit risk

The Group’s main financial assets exposed to the credit risk are trade receivables, current financial assets and other current assets.

Impairment provisions are determined on the basis of lifetime expected credit losses, including those expected at the individual level, using reasonable and supportable forward-looking information, based on the best information available at the date of authorizing the financial statements for issue. They are re-estimated at every reporting date on an individual basis, using the following criteria:

●	The age of the debt.

●	The existence of financial difficulties, including bankruptcy proceedings.

●	An analysis of the debtor’s ability to repay the loan.

As described in Note 3, the Group’s historical credit loss experience between Groups entities is nil. The expected credit loss is estimated based on external risk parameters, publicly available, such as the probability of default (PD) of Codere Group and a loss given at default (LGD) of 100%.

(Thousands of Euros)